Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Income Tax Reconciliation [Line Items]
Federal statutory tax rate		35.00%	35.00%	35.00%
U.S. state income tax provision, net		3.40%	3.50%	5.90%
Non-U.S. net earnings		(0.60%)	(0.70%)	(1.90%)
Nondeductible charges		0.00%	0.20%	0.70%
Other		(0.30%)	(0.30%)	0.20%
Provision for income taxes	37.50%	37.50%	37.70%	39.90%